Investments in Subsidiaries (Non-Controlling Interests in Subsidiaries - Profit and Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments in subsidiaries and investee companies [Line Items]
Sales	$ 7,536	$ 10,015	$ 6,955
Operating Income	1,141	3,516	1,210
Depreciation and amortization	536	498	484
Net Income	687	2,219	832
Total Comprehensive income	806	2,130	921
Non-controlling interests [Member]
Investments in subsidiaries and investee companies [Line Items]
Sales	546	723	528
Operating Income	105	146	105
Depreciation and amortization	33	34	38
Operating income before depreciation and amortization	138	180	143
Net Income	85	116	96
Total Comprehensive income	$ 71	$ 78	$ 104